Share based compensation - Activities of Company's RSUs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Outstanding at January 1, 2023	24,431,761	18,995,595	16,224,217
Granted (new RSUs)		6,680,560	2,890,674
Granted (replacement RSUs)		3,419,811	7,708,362
Forfeited		(1,244,394)	(119,296)
Replaced		(3,419,811)	(7,708,362)
Outstanding at June 30, 2023		24,431,761	18,995,595
Vested and expected to vest as of December 31, 2021		24,431,761
Exercisable as of December 31, 2021		21,191,690
Weighted Average Exercise Price
Outstanding at January 1, 2023	$ 0.15	$ 0.23	$ 0.05
Granted (new RSUs)		0.56	1.23
Granted (replacement RSUs)		0.13	0.28
Forfeited		0.54	0.01
Replaced		1.24	0.28
Outstanding at June 30, 2023		0.15	0.23
Vested and expected to vest as of December 31, 2021		0.15
Exercisable as of December 31, 2021		0.06
Weighted Average Fair value at grant date
Outstanding at January 1, 2023	$ 5.60	5.10	3.66
Granted (new RSUs)		6.92	5.15
Granted (replacement RSUs)		1.47	6.88
Forfeited		4.97	3.71
Replaced		1.47	3.89
Outstanding at June 30, 2023		5.60	$ 5.10
Vested and expected to vest as of December 31, 2021		5.60
Exercisable as of December 31, 2021		$ 5.79
Weighted remaining contractual years
Vested and expected to vest as of December 31, 2021		7 years 9 months 18 days
Exercisable as of December 31, 2021		7 years 10 months 28 days
Aggregate intrinsic value
Vested and expected to vest as of December 31, 2021		$ 5.76
Exercisable as of December 31, 2021		$ 5.83
RSU
Number of RSUs
Outstanding at January 1, 2023	24,431,761
Granted (new RSUs)	600,000
Granted (replacement RSUs)	4,175,352
Forfeited	(1,312,251)
Replaced	(4,175,352)
Outstanding at June 30, 2023	23,719,510	24,431,761
Vested and expected to vest as of December 31, 2021	23,719,510
Exercisable as of December 31, 2021	21,847,960
Weighted Average Exercise Price
Outstanding at January 1, 2023	$ 0.15
Granted (new RSUs)	0.48
Granted (replacement RSUs)	0.21
Forfeited	0.29
Replaced	0.63
Outstanding at June 30, 2023	0.08	$ 0.15
Vested and expected to vest as of December 31, 2021	0.08
Exercisable as of December 31, 2021	0.04
Weighted Average Fair value at grant date
Outstanding at January 1, 2023	5.60
Granted (new RSUs)	4.41
Granted (replacement RSUs)	3.75
Forfeited	5.12
Replaced	4.11
Outstanding at June 30, 2023	5.54	$ 5.60
Vested and expected to vest as of December 31, 2021	5.54
Exercisable as of December 31, 2021	$ 5.77
Weighted remaining contractual years
Vested and expected to vest as of December 31, 2021	8 years 2 months 1 day
Exercisable as of December 31, 2021	8 years 29 days
Aggregate intrinsic value
Vested and expected to vest as of December 31, 2021	$ 5.83
Exercisable as of December 31, 2021	$ 5.85